Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Valuation allowance	$ 708,381	$ 1,572,412
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for the payment of interest and penalties	0	0
Income tax expense	$ 1,100,000	$ 0